Debt	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 14. Debt

Convertible Note Payable - Related Party

Clint Skidmore - Note

On September 14, 2016, subject to a stock purchase agreement, the Company signed a secured convertible note of $400,000 with Clint Skidmore, founder of Rezserve Technology Ltd (“Rezserve”). The interest free note is due and payable within one year, at which time it can be converted into up to 1,000,000 shares of the Company’s common stock at a conversion price of $0.40 per share. The Company evaluated the note and determined that as the fixed exercise price exceeded the closing market price on the note issuance date, that no beneficial conversion feature was present.

On December 22, 2017, the Company formalized its agreement to extend and convert the original convertible note of $400,000 for Clint Skidmore to October 31, 2018, original founder of Rezserve Technologies Ltd. The Company has repaid $70,000 to Clint Skidmore, and converted $210,000 of the note to 1,100,000 shares of the Company’s common stock, resulting in a loss on conversion of $13,000. At May 31, 2018, the Company owes $120,000 to Clint Skidmore, bearing no interest. This note had imputed interest expense of $38,000 in fiscal 2018, and imputed interest of $3,500 in the first quarter of fiscal 2019.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares.

Darvin Habben - Note

On June 9, 2017, the Company signed a convertible note of $500,000 with Darvin Habben, Chairman. This note is due and payable within one year, bears interest of 8%, and can be converted into up to 2,000,000 shares of the Company’s common stock at a conversion price of $0.25 per share. The Company recorded a debt discount equal to $300,000 due to this conversion feature. The note had accrued interest of $28,932 as of February 28, 2018. The debt discount had a balance at February 28, 2018 of $191,507. The Company recorded debt discount amortization expense of $108,493 during the year ended February 28, 2018.

On May 9, 2018, the Company converted the $500,000 convertible note with Darvin Habben, Chairman, along with accrued and unpaid interest of $38,027.40, to 5,380,274 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $191,507 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception.

Promissory Note Payable - Related Party

Derek Schumann - Note

On July 20, 2017, the Company signed a promissory note of $100,000 with Derek Schumann, Director. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Derek Schumann in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature. The note had imputed interest of $6,110 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $69,452. The Company recorded warrant discount amortization expense of $30,548 during the year ended February 28, 2018.

On May 9, 2018, the Company converted the $100,000 promissory note with Derek Schumann, Director, to 1,000,000 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $69,452 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception. The note had imputed interest of $1,917 during the quarter ended May 31, 2018.

Greg Foss - Note

On July 20, 2017, the Company signed a promissory note of $100,000 with Greg Foss, Director. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Greg Foss in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature. The note had imputed interest of $6,110 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $69,452. The Company recorded warrant discount amortization expense of $30,548 during the year ended February 28, 2018.

On May 9, 2018, the Company converted the $100,000 promissory note with Greg Foss, Director, to 1,000,000 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $69,452 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception. The note had imputed interest of $1,917 during the quarter ended May 31, 2018.

Darvin Habben - Note

On July 27, 2017, the Company signed a promissory note of $150,000 with Darvin Habben, Chairman. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Darvin Habben in connection with this note, with an exercise price of $0.10, and expiry date of July 27, 2027. The Company recorded a warrant discount equal to $150,000 due to this warrant feature. The note had imputed interest of $8,877 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $105,616. The Company recorded warrant discount amortization expense of $44,384 during the year ended February 28, 2018.

On May 9, 2018, the Company converted the $150,000 promissory note with Carvin Habben, Chairman, to 1,500,000 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $105,616 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception. The note had imputed interest of $2,875 during the quarter ended May 31, 2018.

Convertible Note Payable - Third Party

PowerUp Lending - Note 1

On October 30, 2017, the Company issued a convertible note to PowerUp Lending Group Ltd. for $75,000 of cash consideration. The note bears interest at 12%, matures on October 30, 2018, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion. The Company recorded a debt discount equal to $47,951 due to this conversion feature.

On May 3, 2018, PowerUp Lending Group Ltd. converted $12,000 of the principal amount of the October 30, 2017 note into 170,940 shares of the Company’s common stock, leaving a principal balance due of $63,000.

On May 7, 2018, PowerUp Lending Group Ltd. converted $13,000 of the principal amount of the October 30, 2017 note into 213,115 shares of the Company’s common stock, leaving a principal balance due of $50,000.

On May 10, 2018, PowerUp Lending Group Ltd. converted $15,000 of the principal amount of the October 30, 2017 note into 245,902 shares of the Company’s common stock, leaving a principal balance due of $35,000.

On May 15, 2018, PowerUp Lending Group Ltd. converted $20,000 of the principal amount of the October 30, 2017 note into 327,869 shares of the Company’s common stock, leaving a principal balance due of $15,000.

On May 16, 2018, PowerUp Lending Group Ltd. converted $15,000 of the principal amount, plus $4,500 in accrued and unpaid interest, of the October 30, 2017 note into 319,672 shares of the Company’s common stock, fully extinguishing this note.

The Company recorded debt discount amortization expenses of $32,055 related to this note during the first quarter of fiscal 2019.

PowerUp Lending - Note 2

On November 30, 2017, the Company issued a convertible note to PowerUp Lending Group Ltd. for $58,000 of cash consideration. The note bears interest at 12%, matures on November 30, 2018, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion. The Company recorded a debt discount equal to $38,164 due to this conversion feature. The note had accrued interest of $3,456 as of May 31, 2018. The debt discount had a balance at May 31, 2018 of $19,213. The Company recorded debt discount amortization expense of $9,541 during the quarter ended May 31, 2018. The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the conversion price floor and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.

PowerUp Lending - Note 3

On January 18, 2018, the Company issued a convertible note to PowerUp Lending Group Ltd. for $53,000 of cash consideration. The note bears interest at 12%, matures on January 18, 2019, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion. The Company recorded a debt discount equal to $33,164 due to this conversion feature. The note had accrued interest of $2,304 as of May 31, 2018. The debt discount had a balance at May 31, 2018 of $21,608. The Company recorded debt discount amortization expense of $8,471 during the quarter ended May 31, 2018 The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the conversion price floor and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.

Crown Bridge - Note 1

On January 30, 2018, the Company issued a convertible note to Crown Bridge Partners, LLC. for $55,000 of cash consideration. The note bears interest at 10%, matures on January 30, 2019, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 20 trading days prior to conversion. The Company recorded a debt discount equal to $33,246 due to this conversion feature. The Company also recorded a $3,000 debt discount due to issuance fees. The note had accrued interest of $1,812 as of May 31, 2018. The debt discount had a balance at May 31, 2018 of $24,305. The Company recorded debt discount amortization expense of $9,062 during the quarter ended May 31, 2018.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares.

Promissory Note Payable - Third Party

On July 20, 2017, the Company signed a promissory note of $100,000 with Donovan Olson. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Donovan Olson in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature.

On May 9, 2018, the Company converted the $100,000 promissory note with Donovan Olson, to 1,000,000 shares of its common stock at a conversion price of $0.10 per share. The company recorded debt discount amortization expense of $69,452 during the quarter ended May 31, 2018, related to this debt’s conversion recorded at inception. The note had imputed interest of $1,917 during the quarter ended May 31, 2018.

Convertible Note Payable - Related Party

On September 14, 2016, subject to a stock purchase agreement, the Company signed a secured convertible note of $400,000 with Clint Skidmore, founder of Rezserve Technology Ltd (“Rezserve”). The interest free note is due and payable within one year, at which time it can be converted into up to 1,000,000 shares of the Company’s common stock at a conversion price of $0.40 per share. The Company evaluated the note and determined that as the fixed exercise price exceeded the closing market price on the note issuance date, that no beneficial conversion feature was present.

On December 22, 2017, the Company formalized its agreement to extend and convert the original convertible note of $400,000 for Clint Skidmore to October 31, 2018, original founder of Rezserve Technologies Ltd. The Company has repaid $30,000 to Clint Skidmore, and converted $210,000 of the note to 1,100,000 shares of the Company’s common stock, resulting in a loss on conversion of $13,000. At February 28, 2018, the Company owes $160,000 to Clint Skidmore, bearing no interest. This note had imputed interest expense of $38,000 in fiscal 2018.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares.

On June 9, 2017, the Company signed a convertible note of $500,000 with Darvin Habben, Chairman. This note is due and payable within one year, bears interest of 8%, and can be converted into up to 2,000,000 shares of the Company’s common stock at a conversion price of $0.25 per share. The Company recorded a debt discount equal to $300,000 due to this conversion feature. The note had accrued interest of $28,932 as of February 28, 2018. The debt discount had a balance at February 28, 2018 of $191,507. The Company recorded debt discount amortization expense of $108,493 during the year ended February 28, 2018.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares.

Promissory Note Payable - Related Party

On July 20, 2017, the Company signed a promissory note of $100,000 with Derek Schumann, Director. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Derek Schumann in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature. The note had imputed interest of $6,110 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $69,452. The Company recorded warrant discount amortization expense of $30,548 during the year ended February 28, 2018.

On July 20, 2017, the Company signed a promissory note of $100,000 with Greg Foss, Director. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Greg Foss in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature. The note had imputed interest of $6,110 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $69,452. The Company recorded warrant discount amortization expense of $30,548 during the year ended February 28, 2018.

On July 27, 2017, the Company signed a promissory note of $150,000 with Darvin Habben, CEO. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Darvin Habben in connection with this note, with an exercise price of $0.10, and expiry date of July 27, 2027. The Company recorded a warrant discount equal to $150,000 due to this warrant feature. The note had imputed interest of $8,877 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $105,616. The Company recorded warrant discount amortization expense of $44,384 during the year ended February 28, 2018.

Convertible Note Payable - Third Party

On October 30, 2017, the Company issued a convertible note to PowerUp Lending Group Ltd. for $75,000 of cash consideration. The note bears interest at 12%, matures on October 30, 2018, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion. The Company recorded a debt discount equal to $47,951 due to this conversion feature. The note had accrued interest of $2,885 as of February 28, 2018. The debt discount had a balance at February 28, 2018 of $32,055. The Company recorded debt discount amortization expense of $15,896 during the year ended February 28, 2018. The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the conversion price floor and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.

On November 30, 2017, the Company issued a convertible note to PowerUp Lending Group Ltd. for $58,000 of cash consideration. The note bears interest at 12%, matures on November 30, 2018, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion. The Company recorded a debt discount equal to $38,164 due to this conversion feature. The note had accrued interest of $1,716 as of February 28, 2018. The debt discount had a balance at February 28, 2018 of $28,754. The Company recorded debt discount amortization expense of $9,410 during the year ended February 28, 2018. The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the conversion price floor and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.

On January 18, 2018, the Company issued a convertible note to PowerUp Lending Group Ltd. for $53,000 of cash consideration. The note bears interest at 12%, matures on January 18, 2019, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion. The Company recorded a debt discount equal to $33,164 due to this conversion feature. The note had accrued interest of $714 as of February 28, 2018. The debt discount had a balance at February 28, 2018 of $30,079. The Company recorded debt discount amortization expense of $3,806 during the year ended February 28, 2018. The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the conversion price floor and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.

On January 30, 2018, the Company issued a convertible note to Crown Bridge Partners, LLC. for $55,000 of cash consideration. The note bears interest at 10%, matures on January 30, 2019, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 20 trading days prior to conversion. The Company recorded a debt discount equal to $33,246 due to this conversion feature. The Company also recorded a $3,000 debt discount due to issuance fees. The note had accrued interest of $437 as of February 28, 2018. The debt discount had a balance at February 28, 2018 of $33,366. The Company recorded debt discount amortization expense of $2,880 during the year ended February 28, 2018.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were determinate due to the fixed conversion price and, as such, does not constitute a derivative liability as the Company has sufficient authorized shares.

Promissory Note Payable - Third Party

On July 20, 2017, the Company signed a promissory note of $100,000 with Donovan Olson. This interest free note is due and payable within one year and bears no interest. The Company issued 1,000,000 warrants to Donovan Olson in connection with this note, with an exercise price of $0.10, and expiry date of July 20, 2027. The Company recorded a warrant discount equal to $100,000 due to this warrant feature. The note had imputed interest of $6,110 as of February 28, 2018. The warrant discount had a balance at February 28, 2018 of $69,452. The Company recorded warrant discount amortization expense of $30,548 during the year ended February 28, 2018.